Investments in subsidiaries, associates and joint ventures - Noncontrolling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarized financial information
Non-current assets.	$ 67,082	$ 67,604
Total assets	89,442	92,007
Non-current liabilities	38,938	42,592
Total liabilities	54,136	57,186
Stockholders' equity	35,306	34,821	$ 38,993	$ 44,832
Equity attributable to non-controlling interests	834	(923)
Net income (loss)	22,468	4,531	(2,180)
Net income (loss) attributable to noncontrolling interests	23	(350)	(497)
Dividends paid to noncontrolling interests	$ 30	14	$ 184
Companhia Portuaria da Baia de Sepetiba
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Mineracao Corumbaense Reunida S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Mineracoes Brasileiras Reunidas S.A. (MBR)
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Salobo Metais S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
PT Vale Indonesia
Summarized financial information
Ownership interest in subsidiary (as a percent)	44.30%
% Noncontrolling interest	55.70%
% Voting capital	44.30%
Current assets	$ 771	595
Non-current assets.	1,875	1,881
Related parties - Stockholders	82	61
Total assets	2,728	2,537
Current liabilities	174	162
Non-current liabilities	70	53
Total liabilities	244	215
Stockholders' equity	2,484	2,322
Equity attributable to non-controlling interests	1,383	1,292
Net income (loss)	198	84
Net income (loss) attributable to noncontrolling interests	110	35
Dividends paid to noncontrolling interests	$ 18
Vale International Holdings GmbH
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Canada Limited
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale International S.A.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Malaysia Minerals Sdn. Bhd.
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
Vale Oman Distribution Center LLC
Summarized financial information
Ownership interest in subsidiary (as a percent)	100.00%
% Noncontrolling interest	0.00%
% Voting capital	100.00%
VNC
Summarized financial information
Current assets		2
Related parties - Stockholders		49
Total assets		51
Related parties - Stockholders		281
Total liabilities		281
Stockholders' equity		(230)
Equity attributable to non-controlling interests		(12)
Net income (loss)		(669)
Net income (loss) attributable to noncontrolling interests		(33)
Vale Mocambique S.A.
Summarized financial information
Current assets	$ 420	352
Non-current assets.	195	168
Related parties - Stockholders	6	29
Total assets	621	549
Current liabilities	224	341
Non-current liabilities	74	98
Related parties - Stockholders	12,072	12,185
Total liabilities	12,370	12,624
Stockholders' equity	(11,749)	(12,075)
Equity attributable to non-controlling interests	(587)	(2,330)
Net income (loss)	326	(1,804)
Net income (loss) attributable to noncontrolling interests	(85)	(348)
Other Subsidiaries With Material Non-controlling Interest Member
Summarized financial information
Equity attributable to non-controlling interests	(21)	68
Net income (loss) attributable to noncontrolling interests	$ (10)	(9)
Vale Oman Pelletizing Company LLC
Summarized financial information
Ownership interest in subsidiary (as a percent)	70.00%
% Noncontrolling interest	30.00%
% Voting capital	70.00%
Current assets	$ 92	58
Non-current assets.	633	650
Related parties - Stockholders	25	47
Total assets	750	755
Current liabilities	97	37
Non-current liabilities	157	198
Related parties - Stockholders	296	325
Total liabilities	550	560
Stockholders' equity	200	195
Equity attributable to non-controlling interests	60	59
Net income (loss)	27	20
Net income (loss) attributable to noncontrolling interests	8	6
Dividends paid to noncontrolling interests	$ 12	$ 14